Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Trading Symbol	ECCTF
Amendment Flag	true
Amendment Description

Explanatory Note

We are filing this Amendment No. 1 on Form 20-F/A to amend our Annual Report on Form 20-F for the year ended December 31, 2017 (the "Original Filing") that was filed with the Securities and Exchange Commission on April 19, 2018, (i) to add a third year of financial data to our statements of comprehensive loss, statements of changes in equity and statements of cash flows, (ii) to add an analysis of our results of operations for the year ended December 31, 2016 as Compared to the period ended December 31, 2015, (iii) to provide audited financial statements for Intermeccanica International Inc. for the year ended March 31, 2017, (iv) to provide unaudited financial statements for Intermeccanica International Inc. for the six months ended September 30, 2017, (v) to furnish XBRL (eXtensible Business Reporting Language) documents under Exhibit 101, (vi) to revise disclosure on the compensation of the committees of our board of directors and (vii) to discuss changes to our code of ethics that were made in 2017. We have not updated other information in the Original Filing to account for events that have occurred since the Original Filing.

Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	47,588,209